Rights of use of assets (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Rights of use of assets
Lease liabilities interests	$ (1,050)	$ (825)
Results from short-term leases	$ 311	$ (498)